Related parties	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Related parties	Related parties
Key management personnel compensation

The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the year ended December 31,
(in thousands of euros)	2021	2020	2019
Salaries, wages and benefits	1,245	1,073	1,306
Share-based payments	2,018	1,723	2,066
Supervisory Board’s fees	375	70	70
Total compensation to related parties	3,638	2,866	3,442

The methods used to measure share-based payments are presented in Note 17.